JUNIOR SUBORDINATED NOTES (Details)	1 Months Ended			3 Months Ended
	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	May 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2007 USD ($)
Debt Instrument [Line Items]
Outstanding at December 31					CAD 34,677,000,000			CAD 40,048,000,000
Unamortized debt discount and issue costs					(174,000,000)			(191,000,000)
Long-term Debt | $						$ 1,100,000,000			$ 850,000,000
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding at December 31					26,149,000,000			29,303,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated notes
Debt Instrument [Line Items]
Outstanding at December 31					7,071,000,000			3,961,000,000
Unamortized debt discount and issue costs					(64,000,000)			(30,000,000)
Long-term Debt					7,007,000,000			3,931,000,000
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount | $											$ 1,000,000,000
Outstanding at December 31					CAD 1,252,000,000			CAD 1,343,000,000
Effective Interest Rate					5.00%	5.00%		6.40%	6.40%
Debt converted | $	$ 1,000,000,000
Stated interest rate							6.35%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2067 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	2.21%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2075 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount | $										$ 750,000,000
Outstanding at December 31					CAD 939,000,000			CAD 1,007,000,000
Effective Interest Rate					5.90%	5.90%		5.50%	5.50%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2076 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount | $									$ 1,200,000,000
Outstanding at December 31					CAD 1,502,000,000			CAD 1,611,000,000
Effective Interest Rate					6.60%	6.60%		6.20%	6.20%
TRANSCANADA PIPELINES LIMITED | Junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount | $						$ 1,500,000,000
Outstanding at December 31					CAD 1,878,000,000			CAD 0
Effective Interest Rate					5.60%	5.60%		0.00%	0.00%
TRANSCANADA PIPELINES LIMITED | Canadian junior subordinated debt, due 2077 | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount | $						$ 1,500,000,000
Outstanding at December 31					CAD 1,500,000,000			CAD 0
Effective Interest Rate					5.10%	5.10%		0.00%	0.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount | $		$ 1,500,000,000.0		$ 1,500,000,000.0
Stated interest rate		5.55%		5.55%
Administrative charge (percent)		0.25%		0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest		100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-A | March 2027 until March 2047 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)		3.458%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-A | March 2047 until March 2077 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)		4.208%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-B | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount							CAD 1,500,000,000.0
Stated interest rate							4.90%
Administrative charge (percent)							0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-B | May 2027 until May 2047 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	3.33%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2017-B | May 2047 to May 2077 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)	4.08%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2016-A | Junior subordinated notes
Debt Instrument [Line Items]
Debt instrument, face amount | $			$ 1,200,000,000.0
Stated interest rate			6.125%
Administrative charge (percent)			0.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest			100.00%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2016-A | August 2026 until August 2046 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)			4.89%
TRANSCANADA PIPELINES LIMITED | Trust Notes - Series 2016-A | August 2046 to August 2076 | Junior subordinated notes | LIBOR
Debt Instrument [Line Items]
Basis points (percent)			5.64%
TransCanada Trust | Trust Notes - Series 2017-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount | $		$ 1,500,000,000.0		$ 1,500,000,000.0
Stated interest rate, period of time (in years)				10 years
TransCanada Trust | Trust Notes - Series 2017-A | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate		5.30%		5.30%
TransCanada Trust | Trust Notes - Series 2017-B | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount							CAD 1,500,000,000.0
Stated interest rate, period of time (in years)	10 years
TransCanada Trust | Trust Notes - Series 2017-B | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate							4.65%
TransCanada Trust | Trust Notes - Series 2016-A | Notes payable
Debt Instrument [Line Items]
Debt instrument, face amount | $			$ 1,200,000,000.0
Stated interest rate, period of time (in years)			10 years
TransCanada Trust | Trust Notes - Series 2016-A | First Ten Years | Notes payable
Debt Instrument [Line Items]
Stated interest rate			5.875%